Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Details
Interest Income	$ 59,093,608	$ 56,146,553
Interest Expense	5,503,225	5,422,694
NET INTEREST INCOME	53,590,383	50,723,859
Provision for loan losses	6,593,962	18,140,668
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	46,996,421	32,583,191
NET INSURANCE INCOME
Premiums and Commissions	13,047,509	13,226,797
Insurance Claims and Expenses	4,204,534	3,660,429
Total Net Insurance Income	8,842,975	9,566,368
OTHER REVENUE	1,125,078	1,170,424
OTHER OPERATING EXPENSES:
Personnel Expense	29,149,660	23,640,418
Occupancy Expense	4,376,644	4,486,784
Other Expense	11,430,111	12,357,914
Operating Expenses, Total	44,956,415	40,485,116
INCOME BEFORE INCOME TAXES	12,008,059	2,834,867
Provision for Income Taxes	879,680	945,346
Net Income (Loss)	$ 11,128,379	$ 1,889,521
170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting)	$ 65.46	$ 11.11